Other accounts payable	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A
Disclosure of associates [line items]
Other accounts payable

9.    Other accounts payable

This item is made up as follows:

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)

Current
Excess of salaries limit of workers profit sharing (a)	38,027	34,870
Payroll withholdings (b)	7,200	11,449
Penalties to the Geological, Mining and Metallurgical Institute	6,547	6,246
Mining royalties (see Note 2(m))	3,309	—
Social Health Insurance of Peru contribution	2,469	2,303
Miscellaneous interest payable	1,609	476
Other	1,471	1,698
Declared dividends withholding tax (c)	—	16,193

Total current	60,632	73,235
(a)

Represents the excess salaries limit in workers profit sharing to be transferred to the Regional Government. This is related to adjustments of previous years income tax assessments (recognized in 2020 mainly as a result of the international arbitration proceeding initiated by the Company (see Note 13(d)). The balance as of December 31, 2022, includes interest of US$ 18.8 million (US$ 16.5 million as of December 31, 2021).

(b)

As of December 31, 2022, primarily represents employees withholding income tax US$ 3.7 million (US$ 7.7 million as of December 31, 2021), Pension Funds of US$ 2.5 million (US$ 2.3 million as of December 31, 2021) and others payroll withholdings of US$ 1.0 million (US$ 1.4 million as of December 31, 2021).

(c)	Corresponds to the dividends withholding tax as a result of the December 2021 dividend payment (see Note 12 (c)). This withholding tax was paid in January 2022.